Share-based Issuances (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of vested shares over the service	$ 30,090
Share-based compensation	582,536	$ 671,829
Share-based compensation expense	$ 1,664,419
Warrants outstanding	5,097,099
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	200,200
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	37,500
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	5,422,099		4,472,099
Warrants remaining contractural life	2 years 11 months 8 days